SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Balance at beginning of period	$ 2,038,433	$ 104,659
Deposits received	1,150,613	179,305
Revenue recognized	(2,727,491)	(19,229)
Output Value-Added Tax	(354,574)	(2,531)
Exchange difference	62,489	1,744
Balance at end of period	$ 169,470	$ 263,948